                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5845

                           Van Kampen Senior Loan Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 7/31

Date of reporting period: 10/31/04

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


                                Senior Loan Fund
                            Portfolio of Investments
                          October 31, 2004 (Unaudited)

Principal                                                              Bank Loan
 Amount                                                                Ratings+             Stated
 (000)                          Borrower                             Moody's    S&P        Maturity *             Value
            VARIABLE RATE** SENIOR LOAN INTERESTS 90.7%
            AEROSPACE/DEFENSE   1.8%

$  3,600    Alion Science and Technology Corp.,
            Term Loan.............................................     B1       B+    08/02/09                $  3,618,000
   3,000    AM General, LLC,
            Term Loan (j).........................................     NR       NR    11/01/11                   3,000,000
   2,488    ARINC, Inc.,
            Term Loan.............................................     Ba3      BB    03/10/11                   2,518,594
   1,800    Ceradyne, Inc.,
            Term Loan.............................................     Ba3      BB-   08/18/11                   1,823,625
   3,007    ILC Industries, Inc.,
            Term Loan.............................................     NR       NR    08/05/10                   3,054,426
  19,244    The Titan Corp.,
            Term Loan.............................................     Ba3      BB-   06/30/09                  19,502,428
   1,411    The Titan Corp.,
            Revolving Credit Agreement............................     Ba3      BB-   05/23/08                   1,392,642
   1,489    Transdigm, Inc.,
            Term Loan.............................................     B1       B+    07/22/10                   1,509,705
                                                                                                              ------------
                                                                                                                36,419,420
                                                                                                              ------------

            AUTOMOTIVE   5.0%

   1,844    AMCAN Consolidate Technologies, Inc.,
            Term Loan.............................................     NR       NR    03/28/07                   1,576,873
     952    Eagle Picher Industries,
            Term Loan.............................................     B2       B+    08/07/09                     958,083
  29,571    Federal-Mogul Corp.,
            Term Loan (b).........................................     NR       NR    02/05/05 to 02/24/05      29,392,222
   8,807    Federal-Mogul Corp.,
            Revolving Credit Agreement (b)........................     NR       NR    02/05/05                   8,850,924
  11,329    Goodyear Tire & Rubber Co.,
            Term Loan.............................................     B1       BB    03/31/06                  11,548,240
   9,630    MetoKote Corp.,
            Term Loan.............................................     B1       B+    08/13/10                   9,774,074
   4,589    Polypore, Inc.,
            Term Loan.............................................     B1       B     11/12/11                   4,648,724
  17,889    Safelite Glass Corp.,
            Term Loan (c).........................................     NR       NR    09/30/07                  16,100,211
   4,021    Tenneco Automotive, Inc.,
            Term Loan.............................................     B1       B+    12/12/10                   4,096,568
   7,098    ThermaSys Corp.,
            Term Loan (d).........................................     NR       NR    08/25/07                   3,137,533
   7,663    TRW Automotive, Inc.,
            Term Loan.............................................     Ba2      BB+   02/28/09 to 02/28/11       7,785,972
   2,142    United Components, Inc.,
            Term Loan.............................................     B1       BB-   06/30/10                   2,172,453
                                                                                                              ------------
                                                                                                               100,041,877
                                                                                                              ------------

            BEVERAGE, FOOD & TOBACCO   5.8%

   6,000    Acosta Sales Co., Inc.,
            Term Loan (j).........................................     NR       NR    08/10/10                   6,060,000
   1,964    Atkins Nutritionals, Inc.,
            Term Loan.............................................     NR       NR    10/29/09                   1,622,041
   8,650    Birds Eye Foods, Inc.,
            Term Loan.............................................     B1       B+    06/30/08                   8,768,715
   3,560    Commonwealth Brands, Inc.,
            Term Loan.............................................     NR       NR    08/28/07                   3,608,930
     500    Culligan International Co.,
            Term Loan.............................................     B1       B+    09/30/11                     507,712
   2,693    Del Monte Corp.,
            Term Loan.............................................     Ba3      BB-   12/20/10                   2,743,483
   7,935    Doane Pet Care Co.,
            Term Loan.............................................     B2       B-    03/31/05 to 12/29/06       7,986,497
     366    Doane Pet Care Co.,
            Revolving Credit Agreement............................     B2       B-    12/29/05                     364,449
   9,356    Dole Food Co., Inc.,
            Term Loan.............................................     Ba3      BB    09/28/08 to 07/21/10       9,497,811
   7,740    DS Waters Enterprises, LP,
            Term Loan.............................................     B3       B-    11/07/09                   7,538,760
   7,873    Land O' Lakes, Inc.,
            Term Loan.............................................     B1       B+    10/10/08                   8,012,655
   4,975    Luigino's, Inc.,
            Term Loan.............................................     B1       B+    04/02/11                   5,021,641
   5,955    Michael Foods, Inc.,
            Term Loan.............................................     B1       B+    11/21/10                   6,042,467
   1,333    OSI Foods GMBH & Co. KG,
            Term Loan.............................................     NR       NR    09/02/11                   1,350,833
   4,667    OSI Group, LLC,
            Term Loan.............................................     NR       NR    09/02/11                   4,730,731
   6,384    Pierre Foods, Inc.,
            Term Loan.............................................     B1       B+    06/30/10                   6,439,860
  24,875    Pinnacle Foods, Inc.,
            Term Loan.............................................     B1       BB-   11/25/10                  25,123,750
   2,724    Southern Wine & Spirits of America, Inc.,
            Term Loan.............................................     NR       NR    07/02/08                   2,760,339
   2,800    Sunny Delight Beverage Co.,
            Term Loan.............................................     B2       B+    08/20/10                   2,811,000
   5,727    Swift & Co.,
            Term Loan.............................................     Ba2      BB    09/19/08                   5,827,007
                                                                                                              ------------
                                                                                                               116,818,681
                                                                                                              ------------

            BROADCASTING - CABLE   5.6%

   2,239    Cebridge Connections, Inc.,
            Term Loan.............................................     NR       NR    02/23/09                   2,247,846
  51,882    Charter Communications Operating, LLC,
            Term Loan.............................................     B2       B     04/27/10 to 04/27/11      51,492,687
  10,904    Frontiervision Operating Partners, LP,
            Term Loan (b).........................................     NR       NR    09/30/05 to 03/31/06      10,958,730
     927    Frontiervision Operating Partners, LP,
            Revolving Credit Agreement (b)........................     NR       NR    10/31/05                     931,223
   4,661    Hilton Head Communications, LP,
            Term Loan (b).........................................     NR       NR    03/31/08                   4,582,007
   5,700    Hilton Head Communications, LP,
            Revolving Credit Agreement (b)........................     NR       NR    09/30/07                   5,563,200
   7,940    Insight Midwest Holdings, LLC,
            Term Loan.............................................     Ba3      BB    12/31/09                   8,066,270
   4,439    MCC Iowa, LLC,
            Term Loan.............................................     Ba3      BB+   09/30/10                   4,486,038
  18,755    Olympus Cable Holdings, LLC,
            Term Loan (b).........................................     NR       NR    06/30/10 to 09/30/10      18,487,109
   4,680    Parnassos, LP,
            Term Loan (b).........................................     NR       NR    06/30/07                   4,668,661
   1,320    Parnassos, LP,
            Revolving Credit Agreement (b)........................     NR       NR    06/30/07                   1,315,769
                                                                                                              ------------
                                                                                                               112,799,540
                                                                                                              ------------
            BROADCASTING - DIVERSIFIED   0.4%

   5,781    DirecTV Holdings, LLC,
            Term Loan.............................................     Ba2      BB    03/06/10                   5,867,427
   2,600    Entravision Communications Corp.,
            Term Loan.............................................     B1       B+    02/24/12                   2,621,626
                                                                                                              ------------
                                                                                                                 8,489,053
                                                                                                              ------------
            BROADCASTING - RADIO   0.5%

  10,669    Spanish Broadcasting Systems, Inc.,
            Term Loan.............................................     B1       B+    10/30/09                  10,802,742
                                                                                                              ------------
            BROADCASTING - TELEVISION   0.2%

   3,200    NEP Supershooters, LP,
            Term Loan.............................................     B1       B     02/03/11                   3,236,000
                                                                                                              ------------
            BUILDINGS & REAL ESTATE   1.7%

   3,000    AIMCO Properties, LP,
            Term Loan (j).........................................     NR       NR    05/30/08                   3,050,625
   6,396    CB Richard Ellis Services, Inc.,
            Term Loan.............................................     B1       B+    03/31/10                   6,462,111

   5,229    Central Parking Corp.,
            Term Loan.............................................     Ba3      BB-   03/31/10                   5,323,402
   5,612    Corrections Corp. of America,
            Term Loan.............................................     Ba3      BB-   03/31/08                   5,710,176
   4,606    Crescent Real Estate Equities Co.,
            Term Loan.............................................     NR       NR    01/12/06                   4,649,121
   1,552    GEO Group, Inc.,
            Term Loan.............................................     Ba3      BB-   07/09/09                   1,570,671
   6,000    Landsource Communities Development, LLC,
            Term Loan.............................................     NR       NR    03/31/10                   6,101,250
                                                                                                              ------------
                                                                                                                32,867,356
                                                                                                              ------------

            BUSINESS EQUIPMENT   0.9%

   6,977    General Binding Corp.,
            Term Loan.............................................     B2       B+    01/15/08                   7,007,190
   4,887    Katun Corp.,
            Term Loan.............................................     NR       B+    06/30/09                   4,899,719
   5,391    Verifone, Inc.,
            Term Loan.............................................     B1       B+    06/30/11 to 12/31/11       5,481,727
                                                                                                              ------------
                                                                                                                17,388,636
                                                                                                              ------------

            CHEMICALS, PLASTICS & RUBBER   6.8%

   1,200    Becker-Underwood, Inc.,
            Term Loan.............................................     NR       NR    09/30/11 to 03/31/12       1,200,000
   6,500    Brenntag AG,
            Term Loan.............................................     B1       BB-   02/27/12                   6,613,750
   6,400    Celanase,
            Term Loan.............................................     NR       B+    04/06/11 to 10/06/11       6,519,166
   3,487    Hercules, Inc.,
            Term Loan.............................................     Ba1      BB    10/08/10                   3,518,003
  26,800    Huntsman Corp.,
            Term Loan.............................................     B2       B     03/31/10                  27,215,963
  22,500    Huntsman ICI Chemicals, LLC,
            Term Loan.............................................     B1       B     12/31/10                  22,899,375
   2,816    Jet Plastica Industries, Inc.,
            Term Loan.............................................     NR       NR    02/28/05                   2,675,522
     801    Jet Plastica Industries, Inc.,
            Revolving Credit Agreement............................     NR       NR    02/28/05                     760,719
  15,300    KOSA B.V.,
            Term Loan.............................................     Ba3      BB    04/29/11                  15,596,437
   7,557    Krayton Polymers, LLC,
            Term Loan.............................................     B1       B+    12/23/10                   7,626,482

  16,473    Nalco Co.,
            Term Loan.............................................     B1       BB-   11/04/09 to 11/04/10      16,768,085
   5,358    Rhodia, Inc.,
            Term Loan.............................................     B2       NR    06/27/06                   5,308,052
  11,200    Rockwood Specialties Group, Inc.,
            Term Loan.............................................     B1       B+    07/30/12                  11,326,874
   8,472    Unifrax Corp.,
            Term Loan.............................................     B1       B+    05/19/10                   8,610,612
                                                                                                              ------------
                                                                                                               136,639,040
                                                                                                              ------------

            CONSTRUCTION MATERIAL   1.6%

  10,448    Builders FirstSource, Inc.,
            Term Loan.............................................     NR       NR    02/25/10                  10,538,916
   1,975    Building Materials Holding Corp.,
            Term Loan.............................................     Ba2      BB-   08/21/10                   1,986,109
   3,985    Compression Polymers Corp.,
            Term Loan.............................................     B1       B     03/12/10                   4,021,116
   4,688    Interline Brands, Inc.,
            Term Loan.............................................     B2       B+    11/30/09                   4,743,164
     889    Itron, Inc.,
            Term Loan.............................................     Ba3      BB-   06/28/11                     898,471
   1,776    Juno Lighting, Inc.,
            Term Loan.............................................     B1       B+    11/21/10                   1,801,284
   1,600    Professional Paint, Inc.,
            Term Loan.............................................     NR       NR    09/30/11                   1,622,000
   6,897    Werner Holding Co., Inc.,
            Term Loan.............................................     B1       B     06/11/09                   6,799,212
                                                                                                              ------------
                                                                                                                32,410,272
                                                                                                              ------------

            CONTAINERS, PACKAGING & GLASS   3.7%

   2,293    BWAY Corp.,
            Term Loan.............................................     B1       B+    06/30/11                   2,328,451
   1,197    Consolidated Container Company, LLC,
            Term Loan.............................................     B2       B-    12/15/08                   1,210,466
  17,698    Dr. Pepper/Seven Up Bottling Group, Inc.,
            Term Loan.............................................     B1       NR    12/19/10                  17,954,462
     871    Fleming Packaging Corp.,
            Term Loan (b) (d) (e) (k).............................     NR       NR    08/31/04                       8,711
     100    Fleming Packaging Corp.,
            Revolving Credit Agreement (b) (d) (e) (k)............     NR       NR    03/31/03                       1,000
   4,425    Graham Packaging Co., LP,
            Term Loan.............................................     B2       B     10/07/11                   4,492,334
  13,713    Graphic Packaging International Corp.,
            Term Loan.............................................     B1       B+    06/30/10                  13,973,685
   4,276    Impress Metal Packaging Holding B.V.,
            Term Loan.............................................     NR       B+    12/31/06                   4,286,593

   2,195    Kranson Industries, Inc.,
            Term Loan.............................................     NR       NR    07/30/11                   2,216,445
  12,210    Owens-Illinois, Inc.,
            Term Loan.............................................     B2       BB-   04/01/07 to 04/01/08      12,419,344
   7,322    Packaging Dynamics,
            Term Loan.............................................     NR       NR    09/29/08 to 09/29/09       7,338,457
     484    Smurfit-Stone Container Corp.,
            Revolving Credit Agreement............................     NR       NR    12/31/05                     480,484
   1,983    Solo Cup, Inc.,
            Term Loan.............................................     B1       B+    02/27/11                   2,006,267
     344    Tekni-Plex, Inc.,
            Revolving Credit Agreement............................     B3       B-    06/21/06                     339,291
   3,980    U.S. Can Corp.,
            Term Loan.............................................     B2       B     01/10/10                   3,984,975
                                                                                                              ------------
                                                                                                                73,040,965
                                                                                                              ------------

            DIVERSIFIED MANUFACTURING   0.8%

   5,937    Chart Industries, Inc,
            Term Loan (c).........................................     NR       NR    09/15/09                   5,925,721
   9,450    Mueller Group, Inc.,
            Term Loan.............................................     B2       B+    04/23/11                   9,526,319
                                                                                                              ------------
                                                                                                                15,452,040
                                                                                                              ------------

            ECOLOGICAL   2.2%

  22,609    Allied Waste North America, Inc.,
            Term Loan (j).........................................     B1       BB    01/15/10                  22,862,025
     990    Casella Waste Systems, Inc.,
            Term Loan.............................................     B1       BB-   05/11/07                   1,002,685
   6,848    Duratek, Inc.,
            Term Loan.............................................     B1       BB-   12/16/09                   6,847,826
   2,431    Environmental Systems Products Holdings,
            Term Loan.............................................     B2       NR    12/12/08 to 12/12/10       2,483,419
   4,649    Great Lakes Dredge & Dock Corp.,
            Term Loan.............................................     B2       B-    12/22/10                   4,648,922
   2,970    IESI Corp.,
            Term Loan.............................................     B1       B+    09/30/10                   3,016,406
   1,792    Safety-Kleen Corp.,
            Term Loan (a).........................................     NR       NR    12/24/08                     806,401
   2,388    Waste Services, Inc.,
            Term Loan.............................................     Caa1     B-    03/31/11                   2,370,090
     436    Waste Services, Inc.,
            Revolving Credit Agreement............................     Caa1     B-    04/29/09                     424,667
                                                                                                              ------------
                                                                                                                44,462,441
                                                                                                              ------------

            ELECTRONICS   2.6%

  10,059    Audio Visual Services Corp.,
            Term Loan.............................................     NR       NR    03/04/06                  10,612,630
   8,052    Knowles Electronics, Inc.,
            Term Loan.............................................     B3       NR    06/29/07                   8,163,926
     648    Knowles Electronics, Inc.,
            Revolving Credit Agreement............................     B3       NR    06/30/06                     638,280
   3,080    Memec Group Ltd.,
            Term Loan.............................................     B2       B     04/30/09 to 06/15/10       3,086,250
  10,421    Rayovac Corp.,
            Term Loan.............................................     B1       B+    09/30/09                  10,589,966
  10,773    Semiconductor Components Industries, LLC,
            Term Loan.............................................     B3       B     08/04/09                  10,794,979
   4,888    UGS Corp.,
            Term Loan.............................................     B1       B+    05/27/11                   4,967,176
   3,600    Viasystems, Inc.,
            Term Loan.............................................     B2       NR    09/30/09                   3,634,499
                                                                                                              ------------
                                                                                                                52,487,706
                                                                                                              ------------

            ENTERTAINMENT & LEISURE   5.3%

   4,072    Detroit Red Wings, Inc.,
            Term Loan.............................................     NR       NR    08/30/06                   4,081,917
   2,062    Festival Fun Parks, LLC,
            Term Loan.............................................     NR       NR    06/30/07 to 12/31/07       2,053,126
   2,481    Fitness Holdings Worldwide, Inc.,
            Term Loan (j).........................................     B1       B     07/01/09                   2,513,816
  29,089    Metro-Goldwyn-Mayer, Inc.,
            Term Loan.............................................     NR       NR    04/30/11                  29,227,061
   2,958    Mets II, LLC,
            Term Loan.............................................     NR       NR    08/23/05                   2,980,521
   2,800    New Jersey Basketball, LLC,
            Term Loan.............................................     NR       NR    08/16/08                   2,800,000
   4,726    Pure Fishing,
            Term Loan.............................................     B1       BB-   09/30/10                   4,797,144
  17,432    Regal Cinemas, Inc.,
            Term Loan.............................................     NR       BB-   11/10/10                  17,666,677
   8,441    Six Flags Theme Parks, Inc.,
            Term Loan.............................................     Ba3      B     06/30/09                   8,507,452
   4,000    Tigers Ballpark, LLC,
            Term Loan.............................................     NR       NR    12/01/06                   4,007,500
   7,590    True Temper, Inc.,
            Term Loan.............................................     B2       B     03/15/11                   7,513,819
  12,438    Warner Music Group,
            Term Loan.............................................     B1       B+    02/28/11                  12,629,610
   4,559    Worldwide Sports & Recreation, Inc.,
            Term Loan.............................................     NR       NR    12/31/06                   4,570,861

   1,920    YankeesNets, LLC,
            Term Loan.............................................     NR       NR    06/25/07                   1,951,200
     880    Yankess Holdings, LP,
            Term Loan.............................................     NR       NR    06/25/07                     894,300
                                                                                                              ------------
                                                                                                               106,195,004
                                                                                                              ------------

            FARMING & AGRICULTURE   0.5%

   2,795    Ames True Temper, Inc.,
            Term Loan.............................................     B2       B     07/02/11                   2,832,266
   7,671    United Industries Corp.,
            Term Loan.............................................     B1       B+    04/29/11 to 10/31/11       7,801,961
                                                                                                              ------------
                                                                                                                10,634,227
                                                                                                              ------------

            FINANCE   1.5%

   3,279    DCS Business Services, Inc.,
            Term Loan.............................................     NR       NR    12/31/08 to 12/31/09       3,285,706
   8,306    Outsourcing Solutions,
            Term Loan.............................................     NR       NR    12/09/08                   8,358,385
   5,439    Rent-A-Center, Inc.,
            Term Loan.............................................     Ba2      BB+   06/30/10                   5,494,347
   4,786    Risk Management Assurance Co.,
            Term Loan.............................................     NR       NR    12/21/06                   4,690,704
   7,190    Transfirst Holdings, Inc.,
            Term Loan.............................................     NR       NR    03/31/10 to 03/31/11       7,232,912
                                                                                                              ------------
                                                                                                                29,062,054
                                                                                                              ------------

            HEALTHCARE   3.6%

   4,457    Ameripath, Inc.,
            Term Loan.............................................     B2       B+    03/27/10                   4,490,316
   3,169    AMN Healthcare Services, Inc.,
            Term Loan.............................................     Ba2      BB-   10/02/08                   3,186,981
   4,800    Ardent Health Services,
            Term Loan.............................................     B1       B+    08/12/11                   4,804,502
  28,377    Community Health Systems, Inc.,
            Term Loan.............................................     Ba3      BB-   08/19/11                  28,498,433
   5,098    Concentra Operating Corp.,
            Term Loan.............................................     B1       B+    06/30/10                   5,157,956
   5,988    FHC Health Systems, Inc.,
            Term Loan.............................................     B2       B     10/31/06                   6,062,705
   4,532    Genesis Healthcare Corp.,
            Term Loan.............................................     Ba3      BB-   12/01/10                   4,593,594
   8,280    InteliStaf Group, Inc.,
            Term Loan.............................................     NR       NR    10/31/05 to 10/31/07       8,217,765

   1,596    Medcath Holdings Corp.,
            Term Loan.............................................     B2       B+    06/30/11                   1,619,442
   3,483    Multiplan, Inc.,
            Term Loan.............................................     Ba3      B+    03/04/09                   3,521,678
   1,995    Sterigenics International, Inc.,
            Term Loan.............................................     B2       B+    06/14/11                   2,019,938
                                                                                                              ------------
                                                                                                                72,173,310
                                                                                                              ------------

            HEALTHCARE & BEAUTY   1.1%

   4,179    American Safety Razor Co.,
            Term Loan.............................................     B2       B     04/29/11                   4,241,685
  16,463    Prestige Brands Holdings, Inc.,
            Term Loan.............................................     B2       CCC+  04/06/11 to 10/06/11      16,714,924
                                                                                                              ------------
                                                                                                                20,956,609
                                                                                                              ------------

            HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE
            CONSUMER PRODUCTS   1.3%

   6,264    Formica Corp.,
            Term Loan.............................................     NR       NR    06/10/10                   6,295,634
   1,596    Holmes Group, Inc.,
            Term Loan.............................................     B1       B     11/08/10                   1,596,000
   2,790    Hunter Fan Co.,
            Term Loan.............................................     NR       NR    04/30/10                   2,837,081
   5,045    Imperial Home Decor Group, Inc.,
            Term Loan (c) (d) (k).................................     NR       NR    04/04/06                     126,121
   2,978    National Bedding Co.,
            Term Loan.............................................     Ba3      BB-   08/31/08                   3,012,876
  12,687    Sealy Mattress Co.,
            Term Loan.............................................     B2       B+    04/06/12                  12,869,883
                                                                                                              ------------
                                                                                                                26,737,595
                                                                                                              ------------

            HOTELS, MOTELS, INNS & GAMING   7.4%

   5,171    Alliance Gaming Corp.,
            Term Loan (j).........................................     Ba3      BB-   09/04/09                   5,232,232
   7,600    Boca Resorts Hotel Corp.,
            Term Loan.............................................     NR       NR    07/22/09                   7,600,000
   4,988    Boyd Gaming Corp.,
            Term Loan.............................................     Ba2      BB    06/30/11                   5,055,455
   3,120    Global Cash Access, LLC,
            Term Loan.............................................     B2       B+    03/10/10                   3,176,550
   3,942    Greektown Casino, LLC,
            Term Loan.............................................     NR       NR    12/31/05                   3,986,774
   3,970    Green Valley Ranch Gaming, LLC,
            Term Loan.............................................     B1       B+    12/24/10                   4,029,550
   5,379    Kuilima Resort Co.,
            Term Loan.............................................     NR       NR    06/29/07 to 09/29/07       5,365,341

  10,222    Mandalay Resort Group,
            Term Loan.............................................     NR       NR    06/30/08                  10,234,822
   1,600    Marina District Finance Co.,
            Term Loan.............................................     B2       NR    10/20/11                   1,612,333
   2,288    Penn National Gaming, Inc.,
            Term Loan.............................................     Ba3      BB-   09/01/07                   2,327,540
  41,739    Planet Hollywood International, Inc.,
            Term Loan.............................................     NR       NR    09/01/10                  40,382,008
      97    Planet Hollywood International,
            Inc., Term Loan (a)...................................     NR       NR    09/01/10                      93,851
   4,800    Ruffin Gaming, LLC,
            Term Loan.............................................     NR       NR    07/14/07                   4,836,000
  13,943    Scientific Games Corp.,
            Term Loan.............................................     Ba3      BB-   12/31/09                  14,152,535
   2,800    Seminol Tribe of Florida, Inc.,
            Term Loan.............................................     NR       BB    09/30/11                   2,828,000
   3,557    United Auburn Indian Community,
            Term Loan.............................................     Ba3      BB+   01/24/09                   3,574,735
   6,909    Venetian Casino Resorts, LLC,
            Term Loan.............................................     B1       B+    06/15/11                   7,037,199
  26,849    Wyndham International, Inc.,
            Term Loan.............................................     NR       NR    04/01/06 to 06/30/06      26,931,287
                                                                                                              ------------
                                                                                                               148,456,212
                                                                                                              ------------

            INSURANCE   1.5%

   3,990    Alliant Resources Group, Inc.,
            Term Loan.............................................     B2       B     08/31/11                   3,994,988
   4,600    Brera Gab Robins, Inc.,
            Term Loan.............................................     NR       NR    12/31/05                   4,370,000
   1,916    CCC Information Services Group, Inc.,
            Term Loan.............................................     B1       B+    08/20/10                   1,930,498
   7,980    Conseco, Inc.,
            Term Loan.............................................     B2       BB-   06/22/10                   8,147,915
     782    Mitchell International, Inc.,
            Term Loan.............................................     B1       B+    08/15/11                     792,020
   2,730    Universal American Financial Corp.,
            Term Loan.............................................     NR       BBB-  03/31/09                   2,736,825
   2,759    USI Holdings Corp.,
            Term Loan.............................................     B1       BB-   08/11/08                   2,778,832
   4,060    Vertafore, Inc.,
            Term Loan.............................................     NR       NR    03/30/08 to 03/30/10       4,089,525
                                                                                                              ------------
                                                                                                                28,840,603
                                                                                                              ------------

            MACHINERY   0.6%

   1,734    Alliance Laundry Holdings, LLC,
            Term Loan.............................................     B1       B     08/02/07                   1,740,343
   3,842    Ashtead Group, PLC,
            Term Loan.............................................     B1       BB-   06/01/07                   3,824,885

      883  Douglas Dynamics, LLC,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .    B1      B+    03/31/10                  896,614
    1,245  Goodman Global Holdings, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .    NR      NR    11/21/09                1,257,450
    2,184  SWT Finance  B.V.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .    NR      NR    09/30/05                2,165,071
    2,487  United Rentals (North America), Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .    Ba3     BB    02/14/11                2,518,905
                                                                                                        -----------
                                                                                                         12,403,268
                                                                                                        -----------

           MEDICAL PRODUCTS & SERVICES   1.3%

    1,636  Advanced Medical Optics, Inc.,
           Term Loan (j) . . . . . . . . . . . . . . . . . . . .    B1      BB-   06/25/09                1,660,951
    2,541  Alliance Imaging, Inc.,
           Term Loan (j) . . . . . . . . . . . . . . . . . . . .    B1      B+    06/10/08                2,534,221
    2,502  Colgate Medical, Ltd.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .    Ba2     BB-   12/30/08                2,524,168
    2,150  Dade Behring, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .    Ba3     BBB-  10/03/08                2,161,204
    3,852  DaVita, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .    Ba2     BB    03/31/09 to 06/30/10    3,895,928
    4,233  Insight Health,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .    B1      B     10/17/08                4,267,005
    4,819  Kinetics Concepts, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .    Ba3     BB-   08/11/10                4,880,445
      464  Rotech Healthcare, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .    Ba2     BB    03/31/08                  469,540
    3,756  Symmetry Medical, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .    NR      NR    06/30/08 to 06/30/09    3,785,935
                                                                                                        -----------
                                                                                                         26,179,397
                                                                                                        -----------

           MINING, STEEL, IRON & NON-PRECIOUS METALS   1.6%

   14,571  Carmeuse Lime, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .    Ba3     NR    03/31/06               14,534,628
    7,252  CII Carbon, LLC,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .    NR      NR    06/25/08                7,197,341
    4,190  Fairmount Minerals, Ltd.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .    NR      NR    04/07/10                4,200,308
    3,848  New Enterprise Stone & Lime Co., Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .    NR      NR    07/30/10                3,874,241
    2,437  Techs Industries, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .    NR      NR    01/14/10                2,443,594
                                                                                                        -----------
                                                                                                         32,250,112
                                                                                                        -----------

           NATURAL RESOURCES   1.7%

    2,400  Foundation PA Coal Co.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   Ba3      BB-   07/30/11                2,430,000
    5,616  La Grange Acquisition, LP,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   NR       NR    01/18/08                5,709,018
   18,286  Ocean Rig ASA - (Norway),
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B3       CCC   06/01/08               18,285,714
    7,481  Transwestern Pipeline Co.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B1       BBB   04/30/09                7,529,564
                                                                                                        -----------
                                                                                                         33,954,296
                                                                                                        -----------

           NON-DURABLE CONSUMER PRODUCTS   0.6%

    1,550  Aero Products International, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   NR       NR    12/19/08                1,458,645
    4,988  Amscan Holdings, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B1       B+    04/30/12                5,049,844
    3,990  Church & Dwight Co., Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   Ba2      BB    05/30/11                4,042,369
    1,484  JohnsonDiversey, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   Ba3      BB-   11/03/09                1,510,231
                                                                                                        -----------
                                                                                                         12,061,089
                                                                                                        -----------

           PERSONAL & MISCELLANEOUS SERVICES   0.9%

    3,502  Alderwoods Group, Inc.,
           Term Loan (j) . . . . . . . . . . . . . . . . . . . .   B1       BB-   08/19/10                3,566,553
    2,292  Aspen Marketing Group,
           Term Loan (c) (d) (e) . . . . . . . . . . . . . . . .   NR       NR    09/30/04                  309,383
    2,311  Coinmach Laundry Corp.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B1       B+    07/25/09                2,338,232
    1,995  Coinstar, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   Ba3      BB-   07/07/11                2,028,666
    4,065  Educate Operating Co., LLC,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B1       B+    03/31/11                4,113,391
    2,668  Encompass Service Corp.,
           Term Loan (b) (d) (k) . . . . . . . . . . . . . . . .   Caa1     NR    02/22/06 to 05/10/07      160,077
    2,993  Global Imaging Systems, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   Ba3      BB-   05/10/10                3,029,906
    2,200  InfoUSA, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   Ba3      BB    03/25/09                2,227,500
      520  Stewart Enterprises, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   Ba3      BB    01/31/06                  524,962
                                                                                                        -----------
                                                                                                         18,298,670
                                                                                                        -----------

           PHARMACEUTICALS   0.6%

    1,995  Accredo Health, Inc.,
           Term Loan (j) . . . . . . . . . . . . . . . . . . . .   Ba2      BB    04/30/11                2,009,962

    9,928  MedPointe, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B1       B     09/30/07 to 09/30/08    9,972,934
                                                                                                        -----------
                                                                                                         11,982,896
                                                                                                        -----------

           PRINTING & PUBLISHING   8.1%

    5,488  Adams Outdoor Advertising, LP,
           Term Loan (j) . . . . . . . . . . . . . . . . . . . .   B1       B+    10/15/11 to 04/15/12    5,567,853
      593  Advanstar Communications, Inc.,
           Term Loan (j) . . . . . . . . . . . . . . . . . . . .   B2       B     10/11/07                  596,223
    7,444  American Reprographics Co.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B1       BB-   06/18/09                7,578,668
    1,130  Canwest Media, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   Ba3      B+    08/15/09                1,145,101
   10,000  Cygnus Business Media, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B3       B     07/13/09                9,975,000
    1,559  Daily News, LP,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   NR       NR    03/19/08                1,566,711
    2,872  Day International Group, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B1       B     09/16/09                2,899,385
    2,833  Dex Media East, LLC,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   Ba2      BB-   11/08/08 to 05/08/09    2,869,895
   23,281  Dex Media West, LLC,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   Ba2      BB-   09/09/09 to 03/09/10   23,621,357
    5,281  F&W Publications, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   NR       NR    12/31/09                5,342,555
    7,500  Freedom Communications,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   Ba3      BB    05/18/12                7,625,625
    6,546  Haights Cross Communications, LLC,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B3       B-    08/20/08                6,742,349
    5,792  Herald Media, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   NR       NR    07/22/11 to 01/22/12    5,877,238
    4,920  Journal Register Co.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   Ba2      BB+   08/12/12                4,944,600
      711  Lamar Media Corp.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   Ba2      BB-   06/30/10                  718,111
    1,204  Liberty Group Operating, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B1       B     03/31/07                1,211,449
    2,000  MC Communications, LLC,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   NR       NR    12/31/10                1,990,000
    7,793  Merrill Communications, LLC,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B1       B     07/30/09                7,883,121
    8,300  Morris Publishing Group, LLC,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   Ba1      BB    03/31/11                8,401,160
    7,980  Network Communications, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   NR       NR    06/30/11                8,074,762
    6,915  Primedia, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B3       B     06/30/08 to 06/30/09    6,674,123

   18,702  R.H. Donnelley Corp.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   Ba3      BB    12/31/09 to 06/30/11    18,972,297
   10,125  Transwestern Publishing Co.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B1       B+    02/25/11 to 02/25/12    10,253,302
    2,370  Vutek, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B1       NR    06/25/10                 2,349,263
    8,867  Ziff-Davis Media, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B3       CCC   03/31/07                 8,824,797
                                                                                                        ------------
                                                                                                         161,704,945
                                                                                                        ------------

           RESTAURANTS & FOOD SERVICE   0.2%

    3,200  Denny's Corp.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B3       B     09/30/09 to 09/30/10     3,274,002
                                                                                                        ------------

           RETAIL - OIL & GAS   1.1%

    1,096  Barjan Products, LLC,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   NR       NR    04/30/07                   890,046
      793  Barjan Products, LLC,
           Revolving Credit Agreement . . . . . . . . . . . . . .  NR       NR    04/30/07                   793,414
    4,917  Getty Petroleum Marketing, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B1       B+    05/19/10                 4,996,563
   13,783  The Pantry, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B1       B+    03/12/11                13,997,962
      524  Travelcenters of America, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   Ba3      BB    11/14/08                   529,682
                                                                                                        ------------
                                                                                                          21,207,667
                                                                                                        ------------

           RETAIL - SPECIALTY   1.2%

    3,177  DRL Acquisition, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   NR       NR    04/30/09                 3,165,956
    1,969  Home Interiors & Gifts, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B2       B     03/31/11                 1,901,320
    8,497  Jostens, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B1       B+    10/04/11                 8,634,621
    9,256  Nebraska Book Co., Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B2       B     03/04/11                 9,383,777
                                                                                                        ------------
                                                                                                          23,085,674
                                                                                                        ------------

           RETAIL - STORES   1.6%

    4,234  CSK Auto, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   Ba3      B+    06/19/09                 4,284,026
    3,277  Murray's Discount Auto Stores, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   NR       NR    08/08/09                 3,280,971
   20,000  Rite Aid Corp.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   NR       B+    08/31/09                20,225,000

    3,776  Rite Aid Corp.,
           Revolving Credit Agreement . . . . . . . . . . . . . .  NR       B+    09/20/09                 3,766,315
                                                                                                        ------------
                                                                                                          31,556,312
                                                                                                        ------------

           TELECOMMUNICATIONS - LOCAL EXCHANGE CARRIERS   1.2%

    8,766  Cincinnati Bell, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B1       B+    06/30/08                 8,859,463
    2,000  Fairpoint Communications, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B1       BB-   03/31/07                 2,007,500
    6,177  Orius Corp., LLC,
           Term Loan (c) . . . . . . . . . . . . . . . . . . . .   NR       NR    01/23/09 to 01/23/10     1,501,503
    4,331  Orius Corp., LLC,
           Revolving Credit Agreement (c)  . . . . . . . . . . .   NR       NR    01/23/05                 3,356,451
    8,181  Qwest Corp.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   Ba3      BB-   06/30/07                 8,516,224
    7,500  WCI Capital Corp.,
           Term Loan (b) (d) (k) . . . . . . . . . . . . . . . .   NR       NR    09/30/07                    18,750
    1,216  WCI Capital Corp.,
           Revolving Credit Agreement (b) (d) (k) . . . . . . .    NR       NR    12/31/04                    50,103
                                                                                                        ------------
                                                                                                          24,309,994
                                                                                                        ------------

           TELECOMMUNICATIONS - LONG DISTANCE   0.5%

    4,154  360networks Holdings, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   NR       NR    11/12/07                 4,107,681
   29,720  Pacific Crossing, Ltd.,
           Term Loan (b) (d) . . . . . . . . . . . . . . . . . .   NR       NR    07/28/06                 1,968,976
    4,000  Williams Communications, LLC,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B2       NR    10/01/09                 4,005,000
                                                                                                        ------------
                                                                                                          10,081,657
                                                                                                        ------------

           TELECOMMUNICATIONS-WIRELESS   3.8%

    1,596  American Tower, LP,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B1       B     08/31/11                 1,619,567
    1,596  Cellular South, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   NR       NR    05/04/11                 1,618,942
    9,453  Centennial Cellular, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B2       B-    02/09/11                 9,577,405
    8,914  Dobson Cellular Systems, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   NR       B-    03/31/10                 8,890,885
    6,825  Microcell Solutions, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B3       B-    03/17/11                 6,861,971
   24,523  Nextel Finance Co.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   Ba1      BB+   12/15/10                24,621,831
    8,110  Nextel Partners, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B1       B+    05/31/11                 8,247,700

    3,721  Spectrasite Communications, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   Ba3      BB-   12/31/07                 3,730,829
    3,202  Syniverse Holding, LLC.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   Ba3      BB-   09/30/10                 3,248,233
    7,980  Western Wireless Corp.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B2       B-    05/31/11                 8,111,814
                                                                                                        ------------
                                                                                                          76,529,177
                                                                                                        ------------

           TRANSPORTATION - CARGO   0.5%

    3,547  Havco Wood Products, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   NR       NR    06/30/06                 2,216,593
    4,618  Pacer International, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B1       BB-   06/10/10                 4,684,026
    1,485  Quality Distribution, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   Caa1     B-    11/13/09                 1,455,300
    1,546  Transport Industries, LP,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B2       B+    06/13/10                 1,549,300
                                                                                                        ------------
                                                                                                           9,905,219
                                                                                                        ------------

           TRANSPORTATION - PERSONAL   1.1%

   15,165  Laidlaw Investments Ltd.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   Ba3      BB+   06/19/09                15,418,534
      934  Neoplan USA Corp.,
           Revolving Credit Agreement (c) . . . . . . . . . . . .  NR       NR    06/30/06                   933,750
    5,855  Transcore Holdings, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   NR       NR    01/05/08                 5,862,287

                                                                                                        ------------
                                                                                                          22,214,571
                                                                                                        ------------

           TRANSPORTATION-RAIL MANUFACTURING   0.1%

    2,000  Helm, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   NR       NR    07/02/10                 2,028,750
                                                                                                        ------------

           UTILITIES   2.2%

    3,871  AES Corp.,
           Term Loan (j) . . . . . . . . . . . . . . . . . . . .   Ba3      B+    04/30/08                 3,936,759
   15,705  Allegheny Energy, Inc.,
           Term Loan (j) . . . . . . . . . . . . . . . . . . . .   B1       B+    03/08/11 to 06/08/11    15,803,223
    2,407  Centerpoint Energy, Inc.,
           Revolving Credit Agreement . . . . . . . . . . . . . .  Ba1      BBB-  10/07/06                 2,401,501
    2,796  Coleto Creek WLE, LP,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   Ba2      BB    06/30/11 to 06/30/12     2,847,588
    5,095  Mission Energy Holdings Co.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   B3       CCC   12/11/06                 5,119,016
    3,129  Pike Electric, Inc.,
           Term Loan . . . . . . . . . . . . . . . . . . . . . .   NR       NR    07/01/12                 3,187,292

   10,335  Reliant Resources, Inc.,
           Term Loan...........................................      B1        B          03/15/07            10,523,681
                                                                                                           -------------
                                                                                                              43,819,060
                                                                                                           -------------

TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS 90.7%....................................................       1,813,258,139

NOTES  0.8%

Barjan Products, LLC ($1,000,819 par, 5.00% coupon, maturing 04/30/07) (a)                                              0

Commonwealth Brands, Inc. ($1,500,000 par, 9.71% coupon, maturing 04/15/08) (f)                                 1,582,500

Dade Behring, Inc. ($4,707,712 par, 11.91% coupon, maturing 10/03/10)                                           5,249,099

Pioneer Cos., Inc. ($1,515,821 par, 5.48% coupon, maturing 12/31/06) (f)                                        1,530,979

Satelites Mexicanos, 144A Private Placement ($8,690,000 par, 5.93% coupon, maturing 06/30/04)
(e) (f) (g)                                                                                                     7,343,050

US Unwired, Inc. ($800,000 par, 5.79% coupon, maturing 06/15/10) (f)                                              826,000
                                                                                                            -------------
TOTAL NOTES                                                                                                    16,531,628
                                                                                                            -------------

EQUITIES  5.2%

Aladdin Gaming Holdings, LLC (8.63% equity ownership interest)  (h)                                                     0

Barjan Products, LLC (1,962,870 preferred shares) (Acquisition date 06/21/04, Cost $2,767,934) (h) (i)                  0

Best Products Co., Inc. (297,480 common shares) (h)                                                                     0

Chart Industries, Inc. (345,454 common shares) (Acquisition date 09/25/03, Cost $7,339,580) (c)
(h) (i)                                                                                                        14,854,522

Dade Behring Holdings, Inc. (157,928 common shares) (h)                                                         8,889,767

DecorateToday.com (198,600 common shares) (Acquisition date 12/31/98, Cost $3,505,909) (c) (h) (i)              2,454,696

Environmental Systems Products Holdings, Inc. (2,183 common shares) (Acquisition date
06/22/04, Cost $0) (h) (i)                                                                                         22,092

Gentek, Inc. (118,861 common shares) (h)                                                                        4,873,301

Gentek, Inc. (Warrants for 173 common shares) (h)                                                                       0

Havco Wood Products, Inc. (30 common shares) (h)                                                                        0

Holmes Group, Inc.  (Warrants for 950 common shares) (Acquisition date 05/24/04, Cost $0)(h) (i)                    2,660

IDT Corp. (22,898 common shares) (h)                                                                              316,450

Imperial Home Decor Group, Inc. (1,816,143 common shares) (Acquisition date 04/26/01, Cost
$1,852,465) (c) (h) (i)                                                                                                 0

London Clubs International (Warrants for 141,981 common shares) (Acquisition date 10/15/04,
Cost $260,910) (h) (i)                                                                                            303,854

London Fog Industries, Inc. (515,922 common shares) (c)                                                         4,473,044

NeighborCare, Inc. (815,822 common shares) (h)                                                                 20,909,518

Neoplan USA Corp. (2,262 preferred shares) (Acquisition date 09/04/03, Cost $1,074,522) (c) (h) (i)                 2,262

Neoplan USA Corp. (8,517 common shares) (Acquisition date 09/04/03, Cost $85) (c) (h) (i)                              85

Orius Corp. (1,211,236 common shares) (Acquisition date 02/03/03, Cost $0) (c) (h) (i)                                  0

Outsourcing Solutions, Inc. (161,107 common shares) (Acquisition date 01/30/04, Cost
$8,050,253) (h) (i)                                                                                             6,847,048

EQUITIES (CONTINUED)
  Planet Hollywood International, Inc. (Warrants for 84,300 common shares) (Acquisition date
  09/03/04, Cost $0) (h) (i)                                                                                              0

  Railworks Corp. (223 preferred shares) (h)                                                                              0

  Railworks Corp. (Warrants for 3,935 common shares) (h)                                                                  0

  Rotech Medical Corp. (94,289 common shares) (Acquisition date 06/12/02, Cost $377,156) (h) (i)                          0

  Safelite Glass Corp. (724,479 common shares) (Acquisition date 10/20/00, Cost $3,912,187) (c) (h) (i)                   0

  Safelite Realty (48,903 common shares) (Acquisition date 10/20/00, Cost $0) (c) (h) (i)                                 0

  Safety-Kleen Holdings, Inc. (306,849 common shares) (Acquisition date 01/14/04, Cost
  $1,215,122) (h) (i)                                                                                                     0

  SK Holding Co. (5,227 preferred shares) (Acquisition date 01/14/04, Cost $126,598) (h) (i)                              0

  Targus Group International (Warrants for 66,824 common shares) (Acquisition date 01/30/04, Cost
  $0) (h) (i)                                                                                                        20,047

  Trans World Entertainment Corp. (3,789,962 common shares) (Acquisition date 03/03/98, Cost
  $69,498,017) (c) (h) (i)                                                                                       39,339,806
                                                                                                              -------------

  TOTAL EQUITIES 5.2%                                                                                           103,309,152
                                                                                                              -------------

  TOTAL LONG-TERM INVESTMENTS  96.7%
  (Cost $2,037,519,171)                                                                                       1,933,098,919
                                                                                                              -------------

  SHORT-TERM INVESTMENTS  4.3%

  REPURCHASE AGREEMENT  3.7%

  State Street Bank & Trust Corp. ($73,200,000 par collateralized by U.S. Government Obligations in
  a pooled cash account, interest rate of 1.73%, dated 10/29/04, to be sold on 11/01/04 at $73,210,553) (j)      73,200,000

  TIME DEPOSIT  0.6%

  State Street Bank & Trust Corp. ($12,890,383 par collateralized by U.S. Government Obligations in
  a pooled cash account, 1.25% coupon, dated 10/29/04, to be sold on 11/01/04 at $12,891,726) (j)                12,890,383
                                                                                                              -------------

  TOTAL SHORT-TERM INVESTMENTS
  (Cost $86,090,383)                                                                                             86,090,383
                                                                                                              -------------

 TOTAL INVESTMENTS  101.0%                                                        2,019,189,302
 (Cost $2,123,609,554)

 LIABILITIES IN EXCESS OF OTHER ASSETS  (1.0%)                                      (19,480,104)
                                                                                ---------------
 NET ASSETS  100.0%

                                                                                $ 1,999,709,198
                                                                                ---------------

NR - Not rated

      + Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

            Industry percentages are calculated as a percentage of net assets.

      (a)   Payment-in-kind security.

      (b)   This borrower has filed for protection in federal bankruptcy court.

      (c)   Affiliated company.

      (d)   This Senior Loan interest is non-income producing.

      (e) This borrower is in the process of restructuring or amending the terms of this loan.

      (f) Variable rate security. Interest rate shown is that in effect at October 31, 2004.

      (g) 144A Securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally transactions with qualified institutional buyers.

      (h) Non-income producing security as this stock currently does not declare dividends.

      (i) Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 3.2% of the net assets of the Fund.

      (j) A portion of this security is segregated in connection with unfunded loan commitments.

      (k)   This borrower is currently in liquidation.

      * Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. Although the Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

      ** Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally
            (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Senior Loan Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: December 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: December 14, 2004

By: /s/ James M. Dykas
    ---------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: December 14, 2004